                        SUPPLEMENT DATED MAY 1, 2016 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 8, 2016, the Asset Allocation Models under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for the Asset Allocation Models, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

48928 SUPPE 05/01/16

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 8, 2016

                                       Portfolios            40/60 Model 60/40 Model 70/30 Model
------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                     3%          5%          5%
                              ------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                   2%          3%          3%
------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2        3%          5%          8%
------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2        8%         12%         14%
                              ------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares           4%          6%          8%
------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2        2%          4%          4%
------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares                              3%          4%          4%
------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares                      3%          4%          4%
------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2       3%          4%          5%
                              ------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                              3%          5%          6%
------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                          3%          5%          6%
------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                           1%          1%          1%
------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                      2%          2%          2%
------------------------------------------------------------------------------------------------

    Total % Equities                                             40%         60%         70%
------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                            18%         12%          9%
                              ------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                       20%         15%         10%
------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                        9%          5%          3%
------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II         2%          1%          1%
------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                        7%          5%          5%
------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                         4%          2%          2%
------------------------------------------------------------------------------------------------

    Total % Fixed Income                                         60%         40%         30%
------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

             Effective after the close of business on July 8, 2016

                                       Portfolios            40/60 Model 60/40 Model 70/30 Model
------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2        2%          3%          4%
                              ------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                   2%          2%          3%
------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I.
                              Fund -- Class III Shares            3%          5%          6%
                              ------------------------------------------------------------------
                              Invesco V.I. Comstock Fund --
                              Series II Shares                    4%          6%          7%
------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund
                              -- Series I Shares                  6%          9%         11%
                              ------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares           7%         10%         11%
------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2        3%          5%          6%
------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares                              2%          3%          3%
------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares                      2%          3%          4%
------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International
                              Growth Fund -- Series II
                              shares                              2%          3%          3%
------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                          5%          7%          8%
------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                           1%          2%          2%
------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                      1%          2%          2%
------------------------------------------------------------------------------------------------

    Total % Equities                                             40%         60%         70%
------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S.
                              Government Portfolio --
                              Administrative Class Shares         3%          2%          2%
------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                            21%         14%         10%
                              ------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                       21%         14%         11%
------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                        3%          2%          1%
------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II         6%          4%          3%
------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                        4%          2%          2%
------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                         2%          2%          1%
------------------------------------------------------------------------------------------------

    Total % Fixed Income                                         60%         40%         30%
------------------------------------------------------------------------------------------------

                                      3